SEGMENT AND GEOGRAPHICAL CONCENTRATION - Long-Lived Assets by Geographic Area (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 18,249	$ 11,678
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	15,454	10,040
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 2,795	$ 1,638